(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Common Share
The Company calculates basic and diluted (loss)/earnings per share as follows:

	Year Ended December 31,
	2020	2021	2022
Numerator
Net (loss)/income	(393,761)	(3,639,979)	29,510,928
Less: Cumulative dividends on Series A Preferred Shares	—	(140,246)	(1,740,983)

Less: Deemed dividend on warrant inducement (Note 8)	—	—	(2,943,675)

Less: Undistributed earnings allocated to non-vested shares	—	—	(61,899)

Net (loss)/income attributable to common shareholders, basic	(393,761)	(3,780,225)	24,764,371

Denominator
Weighted average number of shares outstanding, basic	4,775,272	4,775,272	128,384,995

Weighted average number of shares outstanding, diluted	4,775,272	4,775,272	128,773,970

(Loss)/Earnings per share, basic and diluted	(0.08)	(0.79)	0.19